UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Item 1. Reports to Stockholders.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

To Our Shareholders:

We would like to share with you our report for the period ended June 30, 2010. The net asset values (NAV) per share at that date were $11.19, $11.17 and $11.19 for Class A, Class C and Class I shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

	For the Period May 3, 2010 (commencement of operations) through June 30, 2010
Cohen & Steers Preferred Securities and Income Fund—Class A	–	2.36%
Cohen & Steers Preferred Securities and Income Fund—Class C	–	2.53%
Cohen & Steers Preferred Securities and Income Fund—Class I	–	2.27%
BofA Merrill Lynch Fixed Rate Preferred Index[a]	–	0.81%
Blended Benchmark—50% BofA Merrill Lynch US Capital Securities Index / 50% BofA Merrill Lynch Fixed Rate Preferred Index[a]	–	2.18%
S&P 500 Index[a]	–	13.93%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our Web site at cohenandsteers.com. Performance quoted does not reflect the deduction of the maximum 4.5% initial sales charge on Class A shares or the 1% maximum contingent deferred sales charge on Class C shares, respectively. If such charges were included, returns would have been lower.

Please note that the distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. These recharacterizations could result in the Fund paying distributions in excess of its investment company taxable income and this excess would be a tax free return of capital distributed from the Fund's assets.

Investment Review

Preferred securities had a modest decline in the Fund's first two months of operations. Preferreds fell in May but gained back most of the decline in June. The period was characterized by economic uncertainty and a a  The BofA Merrill Lynch Fixed Rate Preferred Index is an unmanaged index of preferred securities. The BofA Merrill Lynch US Capital Securities Index is a subset of The BofA Merrill Lynch US Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

market focus on sovereign risks in Europe that weighed on capital markets broadly, although preferreds held up much better than most global equity markets.

Uncertainty regarding U.S. financial industry reforms influenced performance (financial companies are the primary issuers of preferred securities), particularly in the brokerage and banking subsectors. The likelihood of higher capital requirements and the possibility that some companies would have to divest or reduce profitable trading and derivatives operations weighed on these securities in May. June saw some relief, however, as passage of a reform bill drew closer and it appeared that the impact on banks might be less than previously feared. There was even some perception that the bill would prove to be beneficial for fixed income investors over time, due to banks' taking less risk and holding more capital.

A spate of weaker economic readings in the U.S. also weighed on riskier assets in the period, with lower credit quality bonds and preferreds generally lagging the highest quality assets, particularly early in the period. Economic slowdown concerns were compounded by significant volatility in European markets as investors began to scrutinize European sovereign debt rollover risk and even the viability of the European Union. A rescue package for Greece and creation of another fund meant to backstop other European sovereigns improved sentiment, but the preferreds of many European issuers were volatile and dragged lower over the period. Asian growth concerns also weighed on markets as China began to take measures to cool its housing market. In the period, U.S. Treasury yields tumbled, expectations for Federal Reserve rate hikes were pushed out and the dollar spiked as investors sought the perceived safe haven of the United States.

Several insurance preferreds underperformed. Bermuda-based reinsurance issues struggled, in part due to expectations of an active hurricane season; the Gulf oil spill did not appear to be a factor, as these companies carry little of that liability. Certain life insurance issues declined as falling markets once again brought focus on annuity liabilities and other market-sensitive life insurance products.

High quality media, telecommunications and other non-financial sectors, such as utilities, generally outperformed. Many of these companies are perceived to be less cyclical with relatively stable cash flows; and while somewhat influenced by cyclical factors certain media companies are seen to benefit from a turnaround in advertising sales. Real estate preferreds also generally outperformed in the period. This reflected positive returns from Public Storage, which dominates the sector and whose performance was consistent with the outperformance of higher-quality preferreds in the period. The company has an exceptionally strong balance sheet.

In news, HSBC completed a $3.8 billion preferred new issue in June, a sign that the preferred market is active and remains open to new offerings.

Fund performance

The Fund declined in the period and modestly underperformed its BofA Merrill Lynch benchmarks. Factors that detracted from performance included security selection in the insurance sector, including declines in dollar-denominated European issues (so-called Yankee preferreds), such as Dutch insurer Aegon. Its preferreds were

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

tainted by a broad European crisis brush, despite the company deriving a large portion of its income from operations in the United States.

While underweight European bank issuers, we held some Yankee preferreds in the banking sector that detracted from relative return, such as our out-of-index investments in ING and National Westminster preferreds, as well as investments in Lloyds Bank contingent capital securities. This was partly offset by our out-of-index allocation to Citigroup—despite being below investment grade, these issues benefited from improved perception of underlying operations—and, our overweights in certain U.S. regional bank preferreds, such as PNC issues, also contributed.

Our holdings of floating-rate preferreds, which are not in the Fixed Rate index, hindered performance as well, as market expectations for Federal Reserve interest-rate hikes fell and weighed on these issues. We have owned these securities as an interest-rate hedge.

While the fund was overweight in utilities, a defensive sector, certain below investment grade over-the-counter issues also detracted from relative return and high yield instruments generally fared worse than investment grade ones. On the other hand, our overweights in high grade "non-financial" sectors—media and telecommunications—aided performance. Security selection in the telecommunications sector modestly helped performance as well.

Investment Outlook

We view the preferred securities market as a good place to invest for the long term, due to opportunities that should develop in the wake of financial reforms, as well as the relatively high levels of income they produce.

On the reform front, particularly relevant for preferreds is an amendment that phases out debt-structure hybrid preferred securities, which are issued by bank holding companies. Because they are a form of debt, rather than equity, hybrid preferreds will be phased out of banks' regulatory "Tier 1" capital over time (they will still qualify as a lesser form of regulatory capital known as "Tier 2" capital).

These issues—there are approximately $150 billion worth of bank hybrid preferreds outstanding—likely will be retired via buyback, call or tender activity, or replaced via exchange offers, most likely with incentives for those holding the hybrids. The transition phase may take years to fully run its course, but over time these securities are likely to grow in value as they become scarcer. In addition, investors may find a new range of opportunities as new securities come to market and banks tender and exchange for old ones.

The group's income is attractive

Preferreds had an average yield of 7.4% as of June 30, compared with yields of 4.3% for comparably rated corporate bonds and 3.0% for the 10-year Treasury. The difference between preferred and Treasury yields remains unusually high, indicating a substantial credit spread risk premium captured by investors. Since they are primarily

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

obligations of financial companies, what happens in that segment of the market is of great importance for performance of this asset class. It is our view that many balance sheets and income pictures of financial companies are improving, and we expect credit spreads to narrow in the future as they improve, potentially resulting in higher prices for preferreds.

With interest rates likely to remain exceptionally low for an extended period, preferreds should remain appealing to investors seeking high and stable levels of income. For the near term we expect most return to come from their high income; however, as balance sheets continue to improve in the months ahead, and as bank incentives to refinance certain issues play into market pricing, we look for catalysts for stronger performance.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

JOSEPH M. HARVEY	WILLIAM F. SCAPELL

Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Performance Review (Unaudited)

Total Returns for the Period Ended June 30, 2010

	Class A Shares	Class C Shares	Class I Shares
Since Inception[c] (with sales charge)	–6.75%[a]	–3.51%[b]	—
Since Inception[c] (without sales charge)	–2.36%	–2.53%	–2.27%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our Web site at cohenandsteers.com. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The annulized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2010 prospectuses were as follows: Class A—1.94% and 0.85%; Class C—2.59% and 1.50%; and Class I—1.59% and 0.50%. Gross expenses were estimated for the current fiscal year. Through April 30, 2011, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's annual operating expenses at 0.85% for Class A shares, 1.50% for Class C shares and 0.50% for Class I shares.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1%.

c  Inception date May 3, 2010.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 3, 2010—June 30, 2010.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value May 3, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period[a] May 3, 2010– June 30, 2010
Class A
Actual (–2.36% return)	$1,000.00	$976.40	$1.36
Hypothetical (5% annual return before expenses)	$1,000.00	$1,006.71	$1.38
Class C
Actual (–2.53% return)	$1,000.00	$974.70	$2.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,005.66	$2.43
Class I
Actual (–2.27% return)	$1,000.00	$977.30	$0.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,007.27	$0.81

a  Expenses are equal to the Fund's Class A, Class C and Class I annualized expense ratio of 0.85%, 1.50% and 0.50%, respectively, multiplied by the average account value over the period, multiplied by 59/365 (to reflect the fiscal period). If the Fund had borne all of its expenses that were assumed by the advisor, the annualized expense ratios would have been 3.76%, 4.41% and 3.41%, respectively.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

JUNE 30, 2010

Top Ten Long-Term Holdingsa
(Unaudited)

Security	Value	% of Net Assets
JPMorgan Chase & Co., 7.90%, due 4/29/49	$517,050	4.4%
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A	461,125	3.9
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)	408,221	3.5
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A	360,750	3.1
HSBC Holdings PLC, 8.00%, Series 2	345,184	2.9
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	337,095	2.9
Wachovia Corp., 7.25%, Series A	329,444	2.8
Wells Fargo & Co., 7.98%, due 3/29/49	310,500	2.6
PNC Preferred Funding Trust I, 8.70%, due 3/29/49, 144A	301,226	2.5
Fifth Third Capital Trust VI, 7.25%, due 11/15/67	246,558	2.1

a  Top ten holdings are determined on the basis of the value of individual securities held. All of the securities listed above are preferred stock. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

		Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	52.8%
BANK	12.4%
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)		18,700	$408,221
Fifth Third Capital Trust VI, 7.25%, due 11/15/67		10,900	246,558
KeyCorp Capital IX, 6.75%, due 12/15/66		7,379	161,452
National City Capital Trust II, 6.625%, due 11/15/36		5,973	138,813
National City Capital Trust III, 6.625%, due 5/25/67		5,500	125,070
U.S. Bancorp Capital XI, 6.60%, due 9/15/66		2,400	58,920
Wachovia Corp., 7.25%, Series A		14,237	329,444
			1,468,478
BANK—FOREIGN	9.1%
Barclays Bank PLC, 7.10%, Series 3		3,900	85,917
Barclays Bank PLC, 7.75%, Series 4		8,462	198,265
Deutsche Bank Contingent Capital Trust II, 6.55%		4,500	92,880
Deutsche Bank Contingent Capital Trust III, 7.60%		6,900	160,839
HSBC Holdings PLC, 8.00%, Series 2		13,725	345,184
National Westminster Bank PLC, 7.76%, Series C		4,700	87,514
Santander Finance Preferred, 10.50%, Series 10		3,800	101,308
			1,071,907
ELECTRIC—INTEGRATED	1.4%
BGE Capital Trust II, 6.20%, due 10/15/43		2,096	51,352
FPC Capital I, 7.10%, due 5/13/39, Series A (QUIPS)		4,500	113,805
			165,157
FINANCE	4.7%
CREDIT CARD	1.4%
Capital One Capital II, 7.50%, due 6/15/66, (TruPS)		6,800	162,996
INVESTMENT ADVISORY SERVICES	0.4%
Ameriprise Financial, 7.75%, due 6/15/39		2,000	53,120
INVESTMENT BANKER/BROKER	1.3%
Morgan Stanley Capital Trust III, 6.25%, due 3/1/33		7,100	153,644

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
MORTGAGE LOAN/BROKER	1.6%
Countrywide Capital IV, 6.75%, due 4/1/33		9,100	$191,100
TOTAL FINANCE			560,860
INSURANCE	7.2%
MULTI-LINE—FOREIGN	4.4%
Aegon NV, 6.875%		5,300	99,163
Aegon NV, 7.25%		4,975	97,958
Allianz SE, 8.375%		7,500	190,078
ING Groep N.V., 7.375%		2,800	52,556
ING Groep N.V., 8.50%		3,493	76,008
			515,763
PROPERTY CASUALTY—FOREIGN	0.8%
Arch Capital Group Ltd., 7.875%, Series B		4,000	101,040
REINSURANCE—FOREIGN	2.0%
Axis Capital Holdings Ltd., 7.25%, Series A		5,500	124,685
RenaissanceRe Holdings Ltd., 6.60%, Series D		5,200	112,060
			236,745
TOTAL INSURANCE			853,548
INTEGRATED TELECOMMUNICATIONS SERVICES	2.9%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A		13,500	337,095
MEDIA—DIVERSIFIED SERVICES	4.6%
CBS Corp, 6.75%, due 3/27/56		9,975	237,804
Comcast Corp., 6.625%, due 5/15/56		6,500	158,925
Viacom, 6.85%, due 12/15/55		6,000	149,460
			546,189
REAL ESTATE	10.5%
DIVERSIFIED	3.5%
Duke Realty Corp., 6.60%, Series L		2,791	57,523
Duke Realty Corp., 6.95%, Series M		2,700	58,401
Harris Preferred Capital Corp., 7.375%, Series A		3,000	74,640
Lexington Corporate Properties Trust, 8.05%, Series B		5,200	115,336
Vornado Realty Trust, 6.625%, Series G		5,322	113,465
			419,365

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
OFFICE	1.2%
HRPT Properties Trust, 6.50%, Series D		7,500	$139,950
RESIDENTIAL—APARTMENT	1.2%
Apartment Investment & Management Co., 7.75%, Series U		6,000	138,240
SELF STORAGE	0.5%
Public Storage, 7.25%, Series K		2,300	58,305
SHOPPING CENTER	3.4%
COMMUNITY CENTER	2.7%
Developers Diversified Realty Corp., 7.50%, Series I		3,600	75,060
Kimco Realty Corp., 7.75%, Series G		4,468	113,621
Regency Centers Corp., 7.25%, Series D		3,583	82,696
Saul Centers, 9.00%, Series B		2,000	52,280
			323,657
REGIONAL MALL	0.7%
CBL & Associates Properties, 7.375%, Series D		4,000	85,160
TOTAL SHOPPING CENTER			408,817
SPECIALTY	0.7%
Entertainment Properties Trust, 7.375%, Series D		3,739	80,575
TOTAL REAL ESTATE			1,245,252
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$6,335,373)			6,248,486
PREFERRED SECURITIES—CAPITAL SECURITIES	37.8%
BANK	11.2%
Bank of America Corp., 8.125%, due 12/29/49		200,000	193,436
JPMorgan Chase & Co., 7.90%, due 4/29/49		500,000	517,050
PNC Preferred Funding Trust I, 8.70%, due 3/29/49, 144Aa		300,000	301,226
Wells Fargo & Co., 7.98%, due 3/29/49		300,000	310,500
			1,322,212

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
BANK—FOREIGN	5.5%
Barclays Bank PLC, 7.434%, due 9/29/49, 144Aa		200,000	$180,000
Groupe BPCE SA, 12.50%, due 8/29/49, 144Aa		100,000	111,477
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144Aa		300,000	360,750
			652,227
CONSUMER NON-CYCLICAL—RETAIL	0.8%
CVS Caremark Corp, 6.302%, due 6/1/37		100,000	89,538
FINANCE	4.9%
CREDIT CARD	2.8%
American Express Co., 6.80%, due 9/1/66		200,000	192,000
Capital One Capital III, 7.686%, due 8/15/36		150,000	142,500
			334,500
INVESTMENT BANKER/BROKER	2.1%
Goldman Sachs Capital II, 5.793%, due 12/29/49		125,000	95,000
Schwab Capital Trust I, 7.50%, due 11/15/37		150,000	149,133
			244,133
TOTAL FINANCE			578,633
INSURANCE	8.3%
LIFE/HEALTH INSURANCE	1.8%
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144Aa		100,000	89,000
Lincoln National Corp., 7.00%, due 5/17/66		150,000	126,375
			215,375
MULTI-LINE	3.9%
MetLife Capital Trust X, 9.25%, due 4/8/38, 144Aa		425,000	461,125
PROPERTY CASUALTY	2.6%
Catlin Insurance Co., 7.249%, due 12/31/49, 144Aa		100,000	80,750
Liberty Mutual Group, 7.80%, due 3/15/37, 144Aa		275,000	228,250
			309,000
TOTAL INSURANCE			985,500

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
PIPELINES	3.4%
Enbridge Energy Partners LP, 8.05%, due 10/1/37		200,000	$197,194
Enterprise Products Operating LP, 8.375%, due 8/1/66		200,000	199,984
			397,178
UTILITIES	3.7%
ELECTRIC UTILITIES	1.2%
FPL Group Capital, 7.30%, due 9/1/67, Series D		150,000	147,953
GAS UTILITIES	0.8%
Southern Union Co., 7.20%, due 11/1/66		100,000	89,125
MULTI UTILITIES	1.7%
Dominion Resources, 7.50%, due 6/30/66, Series A		200,000	197,233
TOTAL UTILITIES			434,311
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$4,641,360)			4,459,599
		Principal Amount
CORPORATE BONDS	3.7%
FINANCE—INVESTMENT BANKER/BROKER	1.3%
LBG Capital No.1 PLC, 8.00% due 12/29/49, 144A (United Kingdom)[a]		$200,000	156,500
INTEGRATED TELECOMMUNICATIONS SERVICES	1.6%
Citizens Communications Co., 9.00%, due 8/15/31		200,000	186,500
REAL ESTATE—SPECIALTY	0.8%
Entertainment Properties Trust, 7.750%, due 7/15/20 144Aa		100,000	100,750
TOTAL CORPORATE BONDS (Identified cost—$478,985)			443,750

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
SHORT-TERM INVESTMENTS	5.9%
MONEY MARKET FUNDS
Federated Government Obligation Fund, 0.04%[b]		350,013	$350,013
State Street Institutional Liquid Reserves, 0.21%[b]		350,087	350,087
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$700,100)			700,100
TOTAL INVESTMENTS (Identified cost—$12,155,818)	100.2%		11,851,935
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)		(28,891)
NET ASSETS	100.0%		$11,823,044

Glossary of Portfolio Abbreviations

QUIPS  Quarterly Income Preferred Securities

TruPS  Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.

a Resale is restricted to qualified institutional investors. Aggregate holdings equal 17.5% of net assets of the Fund.

b Rate quoted represents the seven day yield of the fund.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$12,155,818)	$11,851,935
Cash	90,499
Receivable for:
Fund shares sold	489,676
Dividends and interest	102,036
Due from advisor	33,628
Total Assets	12,567,774
LIABILITIES:
Payable for:
Investment securities purchased	713,077
Distribution fees	19
Shareholder servicing fees	8
Other liabilities	31,626
Total Liabilities	744,730
NET ASSETS	$11,823,044
NET ASSETS consist of:
Paid-in-capital	$12,053,831
Undistributed net investment income	140,186
Net realized loss	(67,090)
Net unrealized depreciation	(303,883)
$11,823,044

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2010 (Unaudited)

CLASS A SHARES:
NET ASSETS	$1,649,647
Shares issued and outstanding ($0.001 par value common stock outstanding)	147,399
Net asset value and redemption price per share	$11.19
Maximum offering price per share ($11.19 ÷ 0.955)[a]	$11.72
CLASS C SHARES:
NET ASSETS	$309,166
Shares issued and outstanding ($0.001 par value common stock outstanding)	27,681
Net asset value and offering price per share[b]	$11.17
CLASS I SHARES:
NET ASSETS	$9,864,231
Shares issued and outstanding ($0.001 par value common stock outstanding)	881,150
Net asset value, offering, and redemption price per share	$11.19

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge of 1% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF OPERATIONS

For the Period May 3, 2010a through June 30, 2010 (Unaudited)

Investment Income:
Dividend income (net of $194 of foreign withholding tax)	$95,976
Interest income	52,129
Total Income	148,105
Expenses:
Professional fees	15,694
Shareholder reporting expenses	11,977
Investment management fees	10,916
Administration fees	8,922
Custodian fees and expenses	2,832
Transfer agent fees and expenses	1,298
Registration and filing fees	826
Directors' fees and expenses	177
Distribution fees—Class A	85
Distribution fees—Class B	2
Shareholder servicing fees—Class A	34
Shareholder servicing fees—Class B	1
Miscellaneous	479
Total Expenses	53,243
Reduction of Expenses (See Note 2)	(45,324)
Net Expenses	7,919
Net Investment Income	140,186
Net Realized and Unrealized Loss:
Net realized loss on investments	(67,090)
Net change in unrealized depreciation on investments	(303,883)
Net realized and unrealized loss	(370,973)
Net Decrease in Net Assets Resulting from Operations	$(230,787)

a  Commencement of operations.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the Period May 3, 2010[a] through June 30, 2010
Change in Net Assets:
From Operations:
Net investment income	$140,186
Net realized loss	(67,090)
Net change in unrealized depreciation	(303,883)
Net decrease in net assets resulting from operations	(230,787)
Capital Stock Transactions:
Increase in net assets from Fund share transactions	11,953,556
Total increase in net assets	11,722,769
Net Assets:
Beginning of period	100,275
End of period[b]	$11,823,044

a  Commencement of operations.

b  Includes undistributed net investment income of $140,186.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

	Class A	Class C	Class I
Per Share Operating Performance:	For the Period May 3, 2010[a] through June 30, 2010
Net asset value, beginning of period	$11.46	$11.46	$11.46
Income from investment operations:
Net investment income[b]	0.18	0.15	0.16
Net realized and unrealized loss	(0.45)	(0.44)	(0.43)
Total from investment operations	(0.27)	(0.29)	(0.27)
Net asset value, end of period	$11.19	$11.17	$11.19
Total investment return[c]	–2.36%[d]	–2.53%[d]	–2.27%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.6	$0.3	$9.9
Ratio of expenses to average daily net assets (before expense reduction)[e,f,g]	3.76%	4.41%	3.41%
Ratio of expenses to average daily net assets (net of expense reduction)[e]	0.85%	1.50%	0.50%
Ratio of net investment income to average daily net assets (before expense reduction)[e,f]	5.73%	5.08%	6.08%
Ratio of net investment income to average daily net assets (net of expense reduction)[e,f]	8.64%	7.99%	8.99%
Portfolio turnover rate[c]	10%	10%	10%

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Not annualized.

d  Does not reflect sales charges, which would reduce return.

e  Annualized.

f  Reflects Fund level ratio for net investment income and non-class specific expenses.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Preferred Securities and Income, Inc. (the Fund) was incorporated under the laws of the State of Maryland on February 22, 2010 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The Fund's investment objective is total return. The Fund had no operations until April 27, 2010 when it sold 100 shares each of Class A and Class C and 8,550 shares of Class I for $100,275 to Cohen & Steers Capital Management, Inc. (the advisor). Investment operations commenced on May 3, 2010. The authorized shares of the Fund are divided into three classes designated Class A, C, and I shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the advisor to be over-the-counter, are valued at the official closing price as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value—Insurance— Multi-Line—Foreign	$515,763	$325,685	$190,078	—
Preferred Securities—$25 Par Value—Other Industries	5,732,723	5,732,723	—	—

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—Capital Securities	$4,370,061	$—	$4,370,061	—
Corporate Bonds	533,288	—	533,288	—
Money Market Funds	700,100	—	700,100	—
Total Investments	$11,851,935	$6,058,408	$5,793,527	—

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translations: The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. The Fund intends to declare and pay

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

its first dividend 90 days after the commencement of operations. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have them paid in cash.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the advisory agreement). Under the terms of the advisory agreement, the advisor provides the Fund with the day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Fund's Board of Directors.

For the services provided to the Fund, the advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.70% of the average daily net assets of the Fund.

For the period May 3, 2010 (commencement of operations) through June 30, 2010, and through April 30, 2011, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's operating expenses at 0.85% for Class A shares, 1.50% for Class C shares and 0.50% for Class I shares.

Administration Fees: The Fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.05% of the Fund's average daily net assets. For the period May 3, 2010 (commencement of operations) through June 30, 2010, the Fund paid the advisor $780 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as sub-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor. The Fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides that the Fund will pay the distributor a fee accrued daily and paid monthly at an annual rate of up to 0.25% of the average daily net assets attributable to the Class A shares and up to 0.75% of the average daily net assets attributable to the Class C shares.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

For the period May 3, 2010 (commencement of operations) through June 30, 2010, the Fund has been advised that the distributor received $6,597 in sales commissions from the sale of Class A shares.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net asset value of the Fund's Class A shares and up to 0.25% of the average daily net asset value of the Fund's Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers, and/or employees of the advisor. The Fund does not pay compensation to any affiliated directors and officers except for the Chief Compliance Officer, who received $32 from the Fund for the period May 3, 2010 (commencement of operations) through June 30, 2010.

Investment by Affiliate: At June 30, 2010, the advisor owned 83.4% of the Fund.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the period May 3, 2010 (commencement of operations) through June 30, 2010, totaled $12,525,501 and $1,002,061, respectively.

Note 4. Income Tax Information

As of June 30, 2010, the federal tax cost and net unrealized depreciation on securities were as follows:

Gross unrealized appreciation	$64,746
Gross unrealized depreciation	(368,629)
Net unrealized depreciation	$(303,883)
Cost for federal income tax purposes	$12,155,818

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Capital Stock

The Fund is authorized to issue 600 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the period May 3, 2010[a] through June 30, 2010
	Shares	Amount
CLASS A:
Sold	147,299	$1,645,224
CLASS C:
Sold	27,581	$308,332
CLASS I:
Sold	872,600	$10,000,000

a  Commencement of operations.

Note 6. Borrowings

Effective May 21, 2010, the Fund, in conjunction with other Cohen & Steers funds, is a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires January 28, 2011. The Fund pays a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the credit agreement.

During the period May 3, 2010 (commencement of operations) through June 30, 2010, the Fund did not borrow under the credit agreement.

Note 7. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory agreements (the "Advisory Agreement"), or interested persons of any such party ("Independent Directors"), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a meeting held in person on March 16-17, 2010, the Advisory Agreement was discussed and was unanimously continued for a term ending June 30, 2011 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to approve the Advisory Agreement, the Board of Directors reviewed materials provided by the Fund's investment advisor (the "Investment Advisor") and Fund counsel which included, among other things, fee and expense information compared to peer funds ("Peer Funds") prepared by the Investment Advisor; summary information prepared by the Investment Advisor; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors for the other funds it oversees, including presentations by portfolio

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

managers relating to the investment performance of investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor: The Board of Directors reviewed the services that the Investment Advisor would provide to the Fund, including, but not limited to, generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with representatives of the Investment Advisor the type of transactions that would be done on behalf of the Fund. The Board of Directors also considered the Investment Advisor's investment philosophy with respect to, and the investment outlook for, the Fund. Additionally, the Board of Directors considered the services provided by the Investment Advisor to other registered funds advised by the Investment Advisor.

In addition, the Board of Directors considered the education, background and experience of the Investment Advisor's personnel, noting particularly that the favorable history and reputation of the portfolio managers for the Fund would likely have a favorable impact on the success of the Fund. The Board of Directors noted further the Investment Advisor's ability to attract qualified and experienced personnel. The Board of Directors concluded that the proposed services of the Investment Advisor to the Fund compared favorably to services provided by the Investment Advisor for other funds in both nature and quality. The Board of Directors concluded that the scope of services provided by the Investment Advisor would be consistent with other funds and would be suitable for the Fund.

(ii) Investment performance of the Fund and the Investment Advisor: Because the Fund is newly formed, the Board of Directors did not consider the investment performance of the Fund. Referencing the discussions above, the Board of Directors found that the Investment Advisor had the necessary expertise to manage the Fund. The Board of Directors determined that the Investment Advisor would be an appropriate investment adviser for the Fund.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: Next, the Board of Directors considered the anticipated cost of the Investment Advisor's services. As part of its analysis, the Board of Directors considered fee and expense estimates compiled by the Investment Advisor. The Board of Directors then considered the administrative services to be provided by the Investment Advisor, including compliance and accounting services, and further noted that the Fund would pay an administrative fee to the Investment Advisor. The Board of Directors noted the limited utility of the comparisons, as there are only two other diversified preferred securities mutual funds. Nonetheless, the Board of Directors noted that that the Fund's fees and expenses were reasonable considering those of the comparison funds.

Because the Fund had not commenced operations and the Investment Advisor had not yet received any fees, the Board of Directors did not consider the profitability of the Investment Advisor. The Board of Directors also took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the 1934 Act that the Investment Advisor would be eligible to receive by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees to be received by the Investment Advisor under the Administration Agreement, and noted the significant services received, such as compliance, accounting and operational services and furnishing

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services would be beneficial to the Fund.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors noted that the Investment Advisor did not currently expect the Fund to grow to a size that would allow the Fund to experience significant economies of scale.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board of Directors considered both the services to be rendered and the fees to be paid under the Advisory Agreement to other contracts of the Investment Advisor and to contracts of other investment advisers. The Board of Directors also considered fees charged by the Investment Advisor to institutional and other clients.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the Advisory Agreement.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Meet the Cohen & Steers family of open-end funds:

COHEN & STEERS
GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX*, CSFCX, CSSPX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS
REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS
REALTY INCOME FUND

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX*, CSCIX, CSDIX

COHEN & STEERS
INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
ASIA PACIFIC REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in real estate securities located in the Asia Pacific region

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS
GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX*, CSUCX, CSUIX

COHEN & STEERS
DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return and high current income and capital appreciation, investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX

  *  Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

Cohen & Steers Securities, LLC, Distributor

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

William F. Scapell
Vice president

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Subadministrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021
(800) 437-9912

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class A—CPXAX
Class C—CPXCX
Class I—CPXIX

Web site: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Preferred Securities and Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

eDelivery NOW AVAILABLE

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COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

280 PARK AVENUE

NEW YORK, NY 10017

SEMIANNUAL REPORT

JUNE 30, 2010

CPXAXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(principal executive officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer
(principal financial officer)

Date: September 3, 2010